Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Registrant Name	SEP Acquisition Corp.
Entity Central Index Key	0001849902
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	00-0000000
Entity Primary SIC Number	6770
Entity Address, Address Line One	3737 Buffalo Speedway
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	713
Local Phone Number	715-6820
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false